Property, Plant and Equipment - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Phosphorous Flame Retardant Business Exit	Jun. 30, 2012 Phosphorous Flame Retardant Business Exit	Dec. 31, 2012 Phosphorous Flame Retardant Business Exit	Dec. 31, 2012 Phosphorous Flame Retardant Business Exit Property Plant and Equipment	Dec. 31, 2013 Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations	Dec. 31, 2012 Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations	Dec. 31, 2011 Antioxidant, Ibuprofen and Propofol Assets - Discontinued Operations
Property, Plant and Equipment [Line Items]
Depreciation		$ 99,300,000	$ 88,300,000	$ 83,600,000					$ 8,600,000	$ 8,700,000	$ 8,000,000
Interest capitalized on significant capital projects		6,100,000	5,800,000	2,400,000
Phosphorous flame retardants business, net asset write off						57,000,000		30,900,000
Cash proceeds from divestitures	7,700,000	0	9,646,000	0
Amount of gain related to the sale of Nanjing, China manufacturing site					2,000,000		2,000,000
Cash proceeds from sale of land	1,900,000
Cash payments related to acquisitions				$ 6,500,000